Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Equity-based compensation of Novartis equity plans	$ (924)	$ (846)	$ (968)
Restructuring provision
Statement [line items]
Additional provisions, other provisions	194	343	399
Property, plant and equipment [member]
Statement [line items]
Impairment (loss) reversal of impairment loss recognised in profit or loss	$ (157)	$ (102)	(80)
Discontinued operations [member]
Statement [line items]
Equity-based compensation of Novartis equity plans			(65)
Discontinued operations [member] | Restructuring provision
Statement [line items]
Additional provisions, other provisions			(1)
Discontinued operations [member] | Property, plant and equipment [member]
Statement [line items]
Impairment (loss) reversal of impairment loss recognised in profit or loss			$ 83